Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,269,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,832.45
Total Offset Amount	0.00
Net Fee	1,832.45
Narrative - Max Aggregate Offering Price	$ 13,269,000.00
Final Prospectus	true